Income Tax - Schedule of Effective Tax Rates (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule of Effective Tax Rates [Abstract]
Loss before tax	¥ (395,255)	$ (54,149)	¥ (932,862)	¥ (887,172)
Income tax computed at the statutory tax rate	(70,114)	(9,606)	(244,549)	(238,276)
Lower tax rate for a specific entity	7,112	974	59,396	(4,729)
Statutory income and expense	(17,534)	(2,402)	2,824	2,522
Items not subject to tax	(7,236)	(991)	(4,093)	(12)
Items not deductible for tax	24,045	3,294	9,192	3,615
Research and development super-deduction	(75,135)	(10,293)	(67,525)	(83,831)
Gain/(loss) attributable to joint ventures	71	10	(269)	70
Provision to return	(35,342)	(4,842)	23,311	(19,182)
Tax rate change	(10,821)	(1,483)	(56,104)
Uncertain tax position	23,665	3,242
Deductible temporary differences not recognized	71,465	9,791	33,235	55,677
Tax losses not recognized	100,249	13,734	237,432	279,898
Income tax expense/(credit) at the Group’s effective rate	¥ 10,425	$ 1,428	¥ (7,150)	¥ (4,248)